Income Taxes - Loss before income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Loss before income tax	$ (27,734)	¥ (193,083)	¥ (254,639)	¥ (107,807)
PRC
Loss before income tax	(20,666)	(143,869)	(130,617)	¥ (107,807)
Non-PRC
Loss before income tax	$ (7,068)	¥ (49,214)	¥ (124,022)